Long-Term Debt - Amended and Restated Credit Agreement (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Jul. 13, 2013	Jul. 30, 2013
Secured Debt [Member]
Debt Instrument [Line Items]
Increase in the amount of term loan or revolving credit facility	$ 45.0
Quarterly decrease in borrowing capacity	2.5
Unsecured Debt [Member]
Debt Instrument [Line Items]
Increase in the amount of term loan or revolving credit facility		$ 45.0